Schedule of Investments (unaudited) November 30, 2020	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Globant SA(a)	30,096	$5,678,513

Brazil — 3.3%
Atacadao SA	1,697,900	6,339,365
B3 SA - Brasil, Bolsa, Balcao	2,954,600	30,790,397
Banco Bradesco SA	1,504,146	6,046,018
Banco do Brasil SA	2,617,000	16,451,755
Banco Santander Brasil SA	1,974,300	14,350,481
Cia Brasileira de Distribuicao	424,300	5,455,246
Cosan SA	612,100	8,811,904
CPFL Energia SA	932,000	5,424,691
Energisa SA	616,500	5,326,979
Klabin SA	1,211,100	5,639,351
Localiza Rent a Car SA	1,494,821	18,655,601
Lojas Renner SA	865,210	7,177,220
Natura & Co. Holding SA(a)	1,744,656	16,328,567
Telefonica Brasil SA	924,000	7,676,912
Ultrapar Participacoes SA	3,503,900	13,225,456
Via Varejo SA(a)	1,629,100	5,368,682
WEG SA	509,500	6,959,315

		180,027,940

Chile — 0.6%
Cia. Cervecerias Unidas SA	1,355,348	9,524,172
Empresas COPEC SA	824,135	6,500,420
Enel Americas SA	101,610,027	14,651,407
Enel Chile SA	70,980,637	4,911,076

		35,587,075

China — 38.6%
360 Security Technology Inc., Class A	4,021,200	10,144,746
3SBio Inc.(a)(b)	7,313,500	7,245,105
AAC Technologies Holdings Inc.	1,271,000	7,115,305
Agricultural Bank of China Ltd., Class H	23,256,000	8,819,431
Alibaba Group Holding Ltd., ADR(a)	1,459,192	384,292,805
Alibaba Health Information Technology Ltd.(a)	4,938,000	14,522,593
ANTA Sports Products Ltd.	460,000	6,253,983
Baidu Inc., ADR(a)	172,705	24,004,268
Bank of China Ltd., Class H	16,615,000	5,872,312
Baozun Inc., ADR(a)	138,004	5,128,229
BeiGene Ltd., ADR(a)	28,968	7,406,828
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,790,568	9,306,670
BOE Technology Group Co. Ltd., Class A	7,926,300	6,516,962
BYD Co. Ltd., Class A	212,916	5,570,481
BYD Co. Ltd., Class H	801,000	18,814,847
BYD Electronic International Co. Ltd.(c)	1,214,000	6,005,405
Caitong Securities Co. Ltd., Class A	2,780,387	5,615,748
CanSino Biologics Inc., Class H(a)(b)(c)	280,600	6,153,112
China Construction Bank Corp., Class H	74,252,000	58,233,107
China Eastern Airlines Corp. Ltd., Class A	8,226,318	6,226,045
China Everbright Environment Group Ltd.	14,003,666	7,767,270
China Galaxy Securities Co. Ltd., Class H	8,283,000	5,352,832
China Gas Holdings Ltd.	1,908,400	7,028,032
China International Capital Corp. Ltd., Class H(a)(b)	4,298,000	10,012,497
China Jushi Co. Ltd., Class A	2,011,600	5,142,153
China Lesso Group Holdings Ltd.	6,340,000	11,318,362
China Life Insurance Co. Ltd., Class H	5,079,000	11,517,423
China Medical System Holdings Ltd.	4,637,000	4,737,187
China Mengniu Dairy Co. Ltd.	1,130,000	5,713,770

Security	Shares	Value

China (continued)
China Merchants Bank Co. Ltd., Class H	3,970,500	$25,121,319
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,636,565	10,330,176
China Mobile Ltd.	3,015,000	18,045,276
China Molybdenum Co. Ltd., Class A	7,812,499	5,449,794
China Molybdenum Co. Ltd., Class H	14,136,000	6,637,219
China Overseas Land & Investment Ltd.	2,214,000	5,386,139
China Pacific Insurance Group Co. Ltd., Class H	2,049,400	7,798,426
China Vanke Co. Ltd., Class H	2,561,800	9,731,701
China Youzan Ltd.(a)	23,380,000	6,182,393
CIFI Holdings Group Co. Ltd.	6,250,000	5,401,483
Contemporary Amperex Technology Co. Ltd., Class A	350,200	12,922,372
Country Garden Services Holdings Co. Ltd.	2,637,000	14,762,438
CSPC Pharmaceutical Group Ltd.	6,899,520	6,737,100
ENN Energy Holdings Ltd.	525,100	6,956,178
Eve Energy Co. Ltd., Class A	589,025	5,773,921
Everbright Securities Co. Ltd., Class A	1,875,897	5,473,784
Fosun International Ltd.	16,916,500	24,439,187
Founder Securities Co. Ltd., Class A(a)	4,007,993	5,494,281
Geely Automobile Holdings Ltd.	10,424,000	28,976,098
Genscript Biotech Corp.(a)	3,424,000	4,920,137
GoerTek Inc., Class A	1,282,100	7,398,436
Great Wall Motor Co. Ltd., Class H	3,073,500	6,224,308
Greentown Service Group Co. Ltd.	5,220,000	6,066,714
Guangzhou Automobile Group Co. Ltd., Class H	5,261,200	5,659,904
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,001,900	4,659,327
Haitong Securities Co. Ltd., Class A	2,575,105	5,283,310
Haitong Securities Co. Ltd., Class H	8,210,000	7,063,618
Hangzhou Robam Appliances Co. Ltd., Class A	856,054	5,200,112
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	1,236,000	5,938,858
Huatai Securities Co. Ltd., Class A	2,323,700	6,815,768
Huatai Securities Co. Ltd., Class H(b)	5,214,600	8,152,332
Huaxia Bank Co. Ltd., Class A	11,608,691	11,520,567
Hutchison China MediTech Ltd., ADR(a)	182,500	5,657,500
Industrial & Commercial Bank of China Ltd., Class H	29,174,000	18,514,812
Industrial Bank Co. Ltd., Class A	3,220,568	10,288,276
JD.com Inc., ADR(a)	627,489	53,556,186
Kingboard Laminates Holdings Ltd.	3,542,000	5,729,336
Kingdee International Software Group Co. Ltd.	5,576,000	19,455,763
Kingsoft Corp. Ltd.	1,101,000	5,524,528
Koolearn Technology Holding Ltd.(a)(b)(c)	1,361,000	5,547,578
Lee & Man Paper Manufacturing Ltd.	6,975,000	5,668,171
Lenovo Group Ltd.	19,730,000	14,073,770
Li Ning Co. Ltd.	1,270,000	6,880,361
Longfor Group Holdings Ltd.(b)	818,500	5,363,405
Luye Pharma Group Ltd.(b)	9,694,000	5,651,968
Meituan, Class B(a)	2,943,600	110,112,093
Microport Scientific Corp.	1,315,000	5,673,879
NetEase Inc., ADR	299,385	27,055,422
New Oriental Education & Technology Group Inc., ADR(a)	54,344	8,958,608
NIO Inc., ADR(a)	888,537	44,897,775
Orient Securities Co. Ltd., Class A	3,418,232	6,031,303
Pinduoduo Inc., ADR(a)(c)	269,538	37,414,570
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	488,000	5,970,564
Ping An Insurance Group Co. of China Ltd., Class A	566,201	7,747,031
Ping An Insurance Group Co. of China Ltd., Class H	6,512,000	76,438,826
Semiconductor Manufacturing International Corp.(a)	3,282,500	9,166,865

1

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,464,000	$5,098,041
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,656,200	11,264,669
Shanghai Pudong Development Bank Co. Ltd., Class A	3,603,709	5,509,664
Shenzhen Inovance Technology Co. Ltd., Class A	1,130,215	13,226,021
Shenzhen Investment Ltd.	41,888,000	15,290,943
Shenzhou International Group Holdings Ltd.	651,100	11,018,938
Sino Biopharmaceutical Ltd.	5,821,000	5,856,666
Sunac China Holdings Ltd.	1,386,000	5,309,797
Suning.com Co. Ltd., Class A	8,486,911	11,801,797
Sunny Optical Technology Group Co. Ltd.	591,100	11,619,947
TAL Education Group, ADR(a)	154,167	10,800,940
TCL Technology Group Corp., Class A	8,813,195	9,389,205
Tencent Holdings Ltd.	4,441,600	322,556,698
Tongcheng-Elong Holdings Ltd.(a)	4,220,800	7,872,656
TravelSky Technology Ltd., Class H	2,311,000	5,240,552
Trip.com Group Ltd., ADR(a)	371,683	12,484,832
Unisplendour Corp. Ltd., Class A	2,556,462	8,687,375
Vipshop Holdings Ltd., ADR(a)	417,071	10,651,993
Wanda Film Holding Co. Ltd., Class A(a)	1,918,960	5,579,025
WuXi AppTec Co. Ltd., Class A	485,108	7,618,023
WuXi AppTec Co. Ltd., Class H(b)	447,000	6,688,423
Wuxi Biologics Cayman Inc.(a)	27,000	263,644
Wuxi Biologics Cayman Inc., New(b)	3,811,500	37,807,720
Xiaomi Corp., Class B(a)(b)	7,488,800	25,598,607
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	3,131,120	5,952,980
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	5,989,736	9,595,939
Xinyi Solar Holdings Ltd.	6,188,000	11,286,465
XPeng Inc., ADR(a)	387,541	22,771,909
Yum China Holdings Inc.	236,515	13,334,716
Yunnan Baiyao Group Co. Ltd., Class A	374,000	5,415,084
Zai Lab Ltd., ADR(a)(c)	53,879	5,968,716
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	6,962,400	7,265,503

		2,118,566,262

Colombia — 0.2%
Bancolombia SA	631,825	4,876,617
Interconexion Electrica SA ESP	921,939	5,835,578

		10,712,195

Czech Republic — 0.1%
Komercni Banka AS(a)	282,926	7,578,128

Egypt — 0.2%
Commercial International Bank Egypt SAE	2,363,712	9,373,497

Greece — 0.2%
OPAP SA	905,758	10,238,765

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC(a)	3,732,523	25,041,970

India — 9.0%
Asian Paints Ltd.	916,285	27,409,519
Axis Bank Ltd.(a)	1,271,614	10,330,026
Axis Bank Ltd., GDR(a)(d)	134,518	5,353,816
Bajaj Finance Ltd.	189,630	12,569,577
Bandhan Bank Ltd.(a)(b)	1,282,853	6,357,425
Bharat Petroleum Corp. Ltd.	1,094,922	5,514,807
Bharti Airtel Ltd.	1,209,044	7,563,030

Security	Shares	Value

India (continued)
Colgate-Palmolive India Ltd.	426,594	$8,719,525
Dabur India Ltd.	3,694,172	24,931,686
Eicher Motors Ltd.	239,877	8,210,033
HCL Technologies Ltd.	1,361,662	15,115,839
HDFC Life Insurance Co. Ltd.(a)(b)	584,619	5,106,005
Hero MotoCorp Ltd.	173,780	7,295,211
Hindalco Industries Ltd.	2,001,268	6,116,796
Hindustan Unilever Ltd.	934,142	26,971,153
Housing Development Finance Corp. Ltd.	1,627,945	49,598,122
ICICI Bank Ltd.(a)	2,532,738	16,188,661
Info Edge India Ltd.	112,844	6,561,847
Infosys Ltd.	2,889,537	42,919,952
Kotak Mahindra Bank Ltd.(a)	570,234	14,684,692
Mahindra & Mahindra Ltd.	145,426	1,417,808
Mahindra & Mahindra Ltd., GDR	1,201,499	11,654,540
Marico Ltd.	2,119,915	10,525,685
Nestle India Ltd.	82,702	19,977,408
Power Grid Corp. of India Ltd.	2,408,383	6,257,040
Reliance Industries Ltd.	1,737,971	45,289,039
Reliance Industries Ltd., GDR(b)	174,291	9,115,419
Shriram Transport Finance Co. Ltd.	435,092	6,287,592
Tata Consultancy Services Ltd.	1,040,341	37,643,680
Tata Consumer Products Ltd.	1,043,289	7,579,232
Titan Co. Ltd.	716,922	13,177,473
UPL Ltd.	956,451	5,394,677
Wipro Ltd.	2,005,549	9,492,040

		491,329,355

Indonesia — 1.3%
Bank Central Asia Tbk PT	12,532,500	27,536,885
Bank Negara Indonesia Persero Tbk PT	19,057,400	8,098,045
Bank Rakyat Indonesia Persero Tbk PT	68,693,400	19,897,734
Kalbe Farma Tbk PT	51,455,900	5,484,499
Telekomunikasi Indonesia Persero Tbk PT	25,222,900	5,769,828
Unilever Indonesia Tbk PT	10,024,900	5,484,586

		72,271,577

Kuwait — 0.4%
Kuwait Finance House KSCP	5,584,937	12,417,058
National Bank of Kuwait SAKP	2,542,533	6,982,925

		19,399,983

Malaysia — 2.7%
AMMB Holdings Bhd	6,693,800	5,454,938
Axiata Group Bhd	6,699,400	5,837,720
Hartalega Holdings Bhd(c)	1,742,600	6,159,411
Malayan Banking Bhd	5,841,700	11,327,793
Maxis Bhd	8,293,300	9,974,759
Nestle Malaysia Bhd	796,300	26,191,507
Petronas Dagangan Bhd	3,428,900	17,472,745
PPB Group Bhd	1,382,300	6,310,942
Public Bank Bhd	5,636,500	24,073,417
RHB Bank Bhd	8,261,600	10,443,603
Sime Darby Plantation Bhd	6,818,700	8,201,186
Supermax Corp. Bhd(a)	2,841,400	6,346,770
Telekom Malaysia Bhd(c)	5,540,800	6,854,598
Top Glove Corp. Bhd(c)	3,196,200	5,585,897

		150,235,286

Mexico — 1.5%
Cemex SAB de CV, CPO, NVS	13,900,100	6,344,401
Coca-Cola Femsa SAB de CV	2,098,700	9,481,191
Fomento Economico Mexicano SAB de CV	2,660,700	19,265,704

2

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Grupo Bimbo SAB de CV, Series A	2,223,000	$4,715,872
Grupo Financiero Banorte SAB de CV, Class O(a)	3,167,900	15,903,545
Infraestructura Energetica Nova SAB de CV(a)	4,399,000	15,658,882
Wal-Mart de Mexico SAB de CV	4,896,500	12,935,709

		84,305,304

Peru — 0.3%
Credicorp Ltd.	100,951	15,537,368

Philippines — 0.4%
Bank of the Philippine Islands	2,912,590	5,027,973
BDO Unibank Inc.	7,388,830	15,874,920

		20,902,893

Poland — 0.8%
Bank Polska Kasa Opieki SA(a)	354,222	5,362,475
CD Projekt SA(a)	53,918	5,603,271
KGHM Polska Miedz SA(a)	414,851	16,492,209
Polski Koncern Naftowy ORLEN SA	608,863	8,989,989
Santander Bank Polska SA(a)	116,531	5,409,924

		41,857,868

Qatar — 0.7%
Commercial Bank PSQC (The)	8,842,916	10,368,379
Qatar Fuel QSC	810,394	4,041,048
Qatar National Bank QPSC	4,936,773	23,579,412

		37,988,839

Russia — 2.9%
Gazprom PJSC	8,199,370	19,554,364
Gazprom PJSC, ADR	685,026	3,185,371
LUKOIL PJSC	593,452	39,030,747
Novatek PJSC, GDR(d)	126,163	19,605,730
Novolipetskiy Metallurgicheskiy Kombinat PAO	4,417,450	11,109,602
Polymetal International PLC	597,410	12,459,741
Polyus PJSC	74,225	14,091,543
Rosneft Oil Co. PJSC	254,010	1,486,139
Rosneft Oil Co. PJSC, GDR(d)	471,420	2,738,007
Sberbank of Russia PJSC	8,092,100	26,409,475
Yandex NV, Class A(a)	153,477	10,774,188

		160,444,907

Saudi Arabia — 2.3%
Al Rajhi Bank	583,725	11,641,505
Almarai Co. JSC	612,246	9,125,087
Arab National Bank	992,372	5,397,640
Bank AlBilad	767,606	5,403,082
Banque Saudi Fransi	1,246,415	11,016,546
Samba Financial Group	1,057,260	8,710,429
Saudi Arabian Mining Co.(a)	899,972	10,114,067
Saudi Arabian Oil Co.(b)	1,612,691	15,479,357
Saudi Basic Industries Corp.	1,394,513	36,028,451
Saudi British Bank (The)	810,133	5,864,425
Savola Group (The)	616,889	7,574,185

		126,354,774

South Africa — 3.9%
Absa Group Ltd.	817,148	5,818,574
Clicks Group Ltd.	581,991	8,829,002
FirstRand Ltd.	2,205,169	6,478,897
Gold Fields Ltd.	1,150,937	9,782,360
Growthpoint Properties Ltd.	8,189,162	6,280,937
Impala Platinum Holdings Ltd.	594,497	6,250,645
Kumba Iron Ore Ltd.	283,665	9,659,594
MTN Group Ltd.	1,253,719	5,366,051

Security	Shares	Value

South Africa (continued)
MultiChoice Group	672,218	$5,650,953
Naspers Ltd., Class N	348,492	70,457,252
Nedbank Group Ltd.	635,410	5,029,495
NEPI Rockcastle PLC	1,931,084	9,829,952
Old Mutual Ltd.	23,221,113	17,540,090
Sibanye Stillwater Ltd.	1,673,472	5,568,779
Standard Bank Group Ltd.	1,613,600	12,630,418
Vodacom Group Ltd.	2,806,471	22,346,591
Woolworths Holdings Ltd.	3,267,334	7,387,062

		214,906,652

South Korea — 11.6%
Amorepacific Corp.	52,578	8,505,230
AMOREPACIFIC Group	245,301	11,660,415
Celltrion Inc.(a)	30,165	9,268,537
CJ CheilJedang Corp.	31,820	10,395,310
GS Holdings Corp.	134	4,244
Hana Financial Group Inc.	194,893	5,961,889
Hankook Tire & Technology Co. Ltd.	230,367	6,807,646
Hanwha Solutions Corp.	120,528	5,201,041
Hyundai Marine & Fire Insurance Co. Ltd.	248,078	4,999,448
Hyundai Motor Co.	53,008	8,694,548
Kakao Corp.	34,134	11,351,780
KB Financial Group Inc.	520,912	21,348,660
LG Chem Ltd.	42,826	30,961,818
LG Corp.	210,052	13,401,718
LG Display Co. Ltd.(a)	759,179	10,462,681
LG Electronics Inc.	298,967	23,100,338
LG Household & Health Care Ltd.	10,028	13,720,475
LG Innotek Co. Ltd.	48,775	6,832,159
NAVER Corp.	125,473	31,466,050
NCSoft Corp.	11,994	8,779,667
POSCO	80,126	16,944,091
Samsung Biologics Co. Ltd.(a)(b)	7,524	5,344,416
Samsung Card Co. Ltd.	257,916	7,714,988
Samsung Electro-Mechanics Co. Ltd.	41,672	5,874,865
Samsung Electronics Co. Ltd.	3,658,936	220,551,291
Samsung Fire & Marine Insurance Co. Ltd.	40,142	6,820,023
Samsung Life Insurance Co. Ltd.	82,670	5,326,800
Samsung SDI Co. Ltd.	64,051	30,851,912
Shinhan Financial Group Co. Ltd.	866,861	25,225,181
SK Holdings Co. Ltd.	66,245	12,661,712
SK Hynix Inc.	372,396	32,812,444
SK Innovation Co. Ltd.	65,243	10,200,207
SK Telecom Co. Ltd.	63,714	13,675,003

		636,926,587

Taiwan — 13.5%
Acer Inc.	14,595,000	11,854,197
Cathay Financial Holding Co. Ltd.	17,355,110	24,599,472
Chailease Holding Co. Ltd.	1,030,352	5,639,327
China Steel Corp.	7,129,000	5,702,700
Chunghwa Telecom Co. Ltd.	5,998,000	22,832,488
CTBC Financial Holding Co. Ltd.	23,135,000	15,543,733
Delta Electronics Inc.	3,179,000	25,039,400
E.Sun Financial Holding Co. Ltd.	27,672,509	24,417,634
Eva Airways Corp.	145,000	64,354
Evergreen Marine Corp. Taiwan Ltd.(a)	9,502,000	8,234,344
Far Eastern New Century Corp.	6,597,000	6,341,823
Far EasTone Telecommunications Co. Ltd.	2,664,000	5,794,860
First Financial Holding Co. Ltd.	44,253,960	33,071,111

3

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Fubon Financial Holding Co. Ltd.	15,619,000	$24,275,825
Hiwin Technologies Corp.	506,551	5,429,395
Hotai Motor Co. Ltd.	429,000	9,647,891
Lite-On Technology Corp.	6,080,039	10,249,833
MediaTek Inc.	1,001,000	24,724,287
Mega Financial Holding Co. Ltd.	9,735,000	9,717,069
Micro-Star International Co. Ltd.	1,244,000	5,455,662
President Chain Store Corp.	2,755,000	25,034,471
Taishin Financial Holding Co. Ltd.	65,628,224	30,738,945
Taiwan Business Bank	32,632,875	11,391,882
Taiwan Mobile Co. Ltd.	213,000	725,631
Taiwan Semiconductor Manufacturing Co. Ltd.	20,093,000	338,731,217
Unimicron Technology Corp.	2,063,000	6,506,927
United Microelectronics Corp.	9,026,000	12,825,296
Win Semiconductors Corp.	474,000	5,571,090
Wistron Corp.	13,971,768	14,632,305
Yageo Corp.	389,000	6,032,383
Yuanta Financial Holding Co. Ltd.	11,431,040	7,660,130

		738,485,682

Thailand — 2.5%
Advanced Info Service PCL, NVDR	972,500	5,642,107
Bangkok Dusit Medical Services PCL, NVDR	15,593,200	11,082,770
BTS Group Holdings PCL, NVDR	18,266,800	6,159,384
Central Pattana PCL, NVDR	3,423,400	5,743,390
Home Product Center PCL, NVDR	15,949,300	7,750,569
Intouch Holdings PCL, NVDR	3,149,900	5,779,155
Kasikornbank PCL, Foreign	1,627,500	5,918,182
Kasikornbank PCL, NVDR	1,919,900	6,981,455
Minor International PCL, NVDR(a)	13,982,900	11,463,667
PTT Exploration & Production PCL, NVDR	2,930,400	9,372,436
PTT Global Chemical PCL, NVDR	3,070,000	5,810,165
PTT PCL, NVDR	15,335,700	20,278,612
Siam Cement PCL (The), NVDR	1,707,700	21,113,382
Siam Commercial Bank PCL (The), NVDR	3,029,700	8,563,284
Total Access Communication PCL, NVDR	6,578,000	8,154,546

		139,813,104

Turkey — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	452,425	1,211,132
Turkcell Iletisim Hizmetleri AS	4,558,008	8,623,928

		9,835,060

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	5,599,661	9,268,867
First Abu Dhabi Bank PJSC	5,749,498	19,753,799

		29,022,666

Total Common Stocks — 98.3% (Cost: $4,518,542,376)		5,392,422,250

Preferred Stocks

Brazil — 1.0%
Banco Bradesco SA, Preference Shares, NVS	5,863,570	26,453,915

Security	Shares	Value

Brazil (continued)
Cia. Energetica de Minas Gerais, Preference Shares, NVS	5,287,123	$12,397,792
Itau Unibanco Holding SA, Preference Shares, NVS	1,879,310	9,965,020
Itausa SA, Preference Shares, NVS	2,748,731	5,399,325

		54,216,052

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	807,042	6,276,253

South Korea — 0.8%
LG Household & Health Care Ltd., Preference Shares, NVS	8,332	5,233,148
Samsung Electronics Co. Ltd., Preference Shares, NVS	668,191	36,895,278

		42,128,426

Total Preferred Stocks — 1.9% (Cost: $89,742,734)		102,620,731

Rights

China — 0.0%
Legend Holdings Corp. (Expires 01/28/21)(b)	29,546	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(f)(g)(h)	19,539,807	19,551,531

Total Short-Term Investments — 0.3% (Cost: $19,544,068)		19,551,531

Total Investments in Securities — 100.5% (Cost: $4,627,829,178)		5,514,594,512

Other Assets, Less Liabilities — (0.5)%		(28,884,111)

Net Assets — 100.0%		$5,485,710,401

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Aware MSCI EM ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$16,678,651	$2,881,950	(a)	$—		$(4,515)	$(4,555)	$19,551,531	19,539,807	$67,867	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	3,950,000	—		(3,950,000	)(a)	—	—	—	—	1,279		—

						$(4,515)	$(4,555)	$19,551,531		$69,146		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$5,392,422,250	$—		$—	$5,392,422,250
Preferred Stocks	102,620,731	—		—	102,620,731
Rights	—	0	(a)	—	0	(a)
Money Market Funds	19,551,531	—		—	19,551,531

	$5,514,594,512	$0	(a)	$—	$5,514,594,512

(a)	Rounds to less than $1.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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